Share-based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 154,746	$ 23,030	$ 196,171	$ 36,228	$ 71,151	$ 22,294	$ 349
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	12,720	1,906	16,029	2,990	5,777	1,720	28
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	27,379	4,163	34,506	6,581	12,566	3,858	71
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	56,781	7,998	71,885	12,461	24,673	7,536	122
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 57,866	$ 8,963	$ 73,751	$ 14,196	$ 28,135	$ 9,180	$ 128